Repurchase agreements and securities lending transactions accounted for as secured borrowings	12 Months Ended
Mar. 31, 2023
Statement [Line Items]
Repurchase agreements and securities lending transactions accounted for as secured borrowings
28. Repurchase agreements and securities lending transactions accounted for as secured borrowings
The following table shows the gross amounts of liabilities associated with repurchase agreements and securities lending transactions, by remaining contractual maturity at March 31, 2022 and 2023:

	Overnight and continuous	Up to 30 days	31-90 days	Greater than 90 days	Total

	(in billions of yen)
2022
Repurchase agreements	7,011	10,621	1,340	1,098	20,070
Securities lending transactions	1,098	74	—	189	1,361

Total	8,109	10,695	1,340	1,287	21,431

2023
Repurchase agreements	2,285	16,508	5,471	1,473	25,737
Securities lending transactions	685	73	—	128	886

Total	2,970	16,581	5,471	1,601	26,623

The following table shows the gross amounts of liabilities associated with repurchase agreements and securities lending transactions, by class of underlying collateral at March 31, 2022 and 2023:

	Repurchase agreements	Securities lending transactions

	(in billions of yen)
2022
Japanese government bonds and Japanese local government bonds	1,714	217
Foreign government bonds and foreign agency mortgage-backed securities	17,445	90
Commercial paper and corporate bonds	271	52
Equity securities	609	989
Other	31	13

Total	20,070	1,361

2023
Japanese government bonds and Japanese local government bonds	6,114	102
Foreign government bonds and foreign agency mortgage-backed securities	17,475	73
Commercial paper and corporate bonds	430	—
Equity securities	1,491	711
Other	227	—

Total	25,737	886

The MHFG Group is required to post securities as collateral with a fair value equal to or in excess of the principal amount of the cash borrowed under repurchase agreements. For securities lending transactions, the Group receives collateral in the form of cash. These contracts involve risks, including (1) the counterparty may fail to return the securities at maturity and (2) the fair value of the securities posted may decline below the amount of the Group’s obligation and therefore the counterparty may require additional amounts. The Group attempts to mitigate these risks by entering into transactions mainly with central counterparty clearing houses which revalue assets and perform margin maintenance activities on a regular basis, diversifying the maturities and counterparties, and using mainly highly liquid securities.